The Company and Its Significant Accounting Policies	12 Months Ended
Apr. 02, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES
THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES

On February 22, 2014, RF Micro Devices, Inc. ("RFMD" and referred to herein as the "Company" prior to January 1, 2015) and TriQuint Semiconductor, Inc. ("TriQuint") entered into an Agreement and Plan of Merger and Reorganization (as subsequently amended on July 15, 2014, the "Merger Agreement") providing for the business combination of RFMD and TriQuint ("Business Combination") under a new holding company named Qorvo, Inc. (formerly named Rocky Holding, Inc.) ("Qorvo" and referred to herein as the "Company" as of and following January 1, 2015). The stockholders of both RFMD and TriQuint approved the Merger Agreement at each company's special meeting of stockholders on September 5, 2014. During the third quarter of fiscal 2015, all necessary regulatory approvals were received to complete the Business Combination. The Business Combination closed on January 1, 2015 (fourth quarter of fiscal 2015). For financial reporting and accounting purposes, RFMD was the acquirer of TriQuint. The results presented in the Consolidated Financial Statements and Notes to the Consolidated Financial Statements reflect those of RFMD prior to the completion of the Business Combination on January 1, 2015 and those of Qorvo subsequent to the completion of the Business Combination.

The Company is a leading provider of technologies and radio frequency (“RF”) solutions for mobile, infrastructure and defense and aerospace applications. The Company is a preferred supplier to the world’s leading companies that serve the mobile device, networks infrastructure and defense and aerospace markets. The Company’s design and manufacturing expertise encompasses many semiconductor process technologies, which it sources both internally and through external suppliers. The Company operates worldwide with its design, sales and manufacturing facilities located throughout Asia, Europe and North America. The Company’s primary manufacturing facilities are located in North Carolina, Oregon, Texas and Florida and its primary assembly and test facilities are located in China, Costa Rica and Texas.

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The results of operations, assets and liabilities associated with the Business Combination have been included in the Company's financial statements from the acquisition date of January 1, 2015 (see Note 5).

In the third quarter of fiscal 2016, the Company adopted ASU 2015-17, "Balance Sheet Classification of Deferred Taxes," which requires entities to present deferred tax assets and deferred tax liabilities as non-current in a classified balance sheet. Prior periods presented in the Consolidated Balance Sheet were not retrospectively adjusted.

Accounting Periods

The Company uses a 52- or 53-week fiscal year ending on the Saturday closest to March 31 of each year. The most recent three fiscal years ended on April 2, 2016, March 28, 2015, and March 29, 2014. Fiscal year 2016 was a 53-week year and fiscal years 2015 and 2014 were 52-week years.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The actual results that the Company experiences may differ materially from its estimates. The Company makes estimates for the returns reserve, rebates, allowance for doubtful accounts, inventory valuation including reserves, warranty reserves, income tax valuation, current and deferred income taxes, uncertain tax positions, non-marketable equity investments, other-than-temporary impairments of investments, goodwill, long-lived assets and other financial statement amounts on a regular basis and makes adjustments based on historical experiences and expected future conditions. Accounting estimates require difficult and subjective judgments and actual results may differ from the Company’s estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of demand deposit accounts, money market funds, and other temporary, highly-liquid investments with original maturities of three months or less when purchased.
Investments

Investments available-for-sale at April 2, 2016 consisted of U.S. government/agency securities, corporate debt, auction rate securities (ARS), and money market funds. Investments available-for-sale at March 28, 2015 consisted of U.S. government/agency securities, corporate debt, marketable equity securities, ARS, and money market funds.  Available-for-sale investments with an original maturity date greater than approximately three months and less than one year are classified as current investments. Available-for-sale investments with an original maturity date exceeding one year are classified as long-term.

Available-for-sale securities are carried at fair value with the unrealized gains and losses, net of tax, reported in “Other comprehensive (loss) income.”  The cost of securities sold is based on the specific identification method and any realized gain or loss is included in “Other income (expense).”  The cost of available-for-sale securities is adjusted for premiums and discounts, with the amortization or accretion of such amounts included as a portion of interest.

The Company assesses individual investments for impairment quarterly.  Investments are impaired when the fair value is less than the amortized cost.  If an investment is impaired, the Company evaluates whether the impairment is other-than-temporary.  A debt investment impairment is considered other-than-temporary if (i) the Company intends to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis, or (iii) the Company does not expect to recover the entire amortized cost basis of the security (a credit loss).  Other-than-temporary declines in the Company's debt securities are recognized as a loss in the statement of operations if due to credit loss; all other losses on debt securities are recorded in "Other comprehensive (loss) income."  The previous amortized cost basis less the other-than-temporary impairment becomes the new cost basis and is not adjusted for subsequent recoveries in fair value.

Inventories

Inventories are stated at the lower of cost or market based on standard costs which approximates actual average costs. The Company’s business is subject to the risk of technological and design changes. The Company evaluates inventory levels quarterly against sales forecasts on a product family basis to evaluate its overall inventory risk. Reserves are adjusted to reflect inventory values in excess of forecasted sales which include management's analysis and assessment of overall inventory risk. In the event the Company sells inventory that had been covered by a specific inventory reserve, the sale is recorded at the actual selling price and the related cost of goods sold is recorded at the full inventory cost, net of the reserve. Abnormal production levels are charged to the income statement in the period incurred rather than as a portion of inventory cost.

Product Warranty

The Company generally sells products with a limited warranty on product quality. The Company accrues for known warranty issues if a loss is probable and can be reasonably estimated, and accrues for estimated incurred but unidentified issues based on historical activity. The accrual and the related expense for known product warranty issues were not significant during the periods presented. Due to product testing and the short time typically between product shipment and the detection and correction of product failures and the historical rate of losses, the accrual and related expense for estimated incurred but unidentified issues were not significant during the periods presented.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, ranging from one year to thirty-nine years. The Company’s assets acquired under capital leases and leasehold improvements are amortized over the lesser of the asset life or lease term (which is reasonably assured) and included in depreciation.

The Company performs a review if facts and circumstances indicate that the carrying amount of assets may not be recoverable or that the useful life is shorter than had originally been estimated. The Company assesses the recoverability of the assets held for use by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining estimated useful lives against their respective carrying amounts. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets. If the Company determines that the useful lives are shorter than the Company had originally estimated, the net book value of the assets is depreciated over the newly determined remaining useful lives. The Company identifies property and equipment as “held for sale” based on the current expectation that, more likely than not, an asset or asset group will be sold or otherwise disposed. The held for sale assets cease depreciation once the assets are classified to the held for sale category at the lesser of their carrying value or their fair market value less costs to sell.

The Company capitalizes the portion of the interest expense related to certain assets that are not ready for their intended use and this amount is depreciated over the estimated useful lives of the qualified assets. The Company capitalized approximately $5.2 million of interest expense in fiscal 2016. The Company additionally records capital-related government grants earned as a reduction to property and equipment and depreciates such grants over the estimated useful lives of the associated assets.

Other Receivables

The Company records miscellaneous non-product receivables that are collectible within 12 months in “Other receivables,” such as value-added tax receivables ($37.3 million as of April 2, 2016 and $15.2 million as of March 28, 2015, which are reported on a net basis), precious metal reclaims submitted for payment, interest receivables and other miscellaneous items.

Goodwill and Intangible Assets

Goodwill is recorded when the purchase price paid for a business exceeds the estimated fair value of the net identified tangible and intangible assets acquired. Intangibles are recorded when such assets are acquired by purchase or license. The value of the Company's intangibles, including goodwill, could be impacted by future adverse changes such as: (i) any future declines in the Company's operating results; (ii) a decline in the value of technology company stocks, including the value of the Company's common stock; (iii) a prolonged or more significant slowdown in the worldwide economy or the semiconductor industry; or (iv) failure to meet the performance projections included in the Company's forecasts of future operating results.

The Company accounts for goodwill and indefinite-lived intangible assets in accordance with the Financial Accounting Standards Board's ("FASB") guidance, which requires annual testing for impairment or whenever events or circumstances make it more likely than not that an impairment may have occurred. The Company performs its annual impairment tests on the first day of the fourth quarter in each fiscal year. Indefinite-lived intangible assets consists of in-process research and development ("IPRD").

The Company has the option to perform a qualitative assessment (commonly referred to as "step zero") to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary. In performing step zero for its impairment test, the Company is required to make assumptions and judgments including but not limited to, the following: the evaluation of macroeconomic conditions as related to our business; industry and market trends; and the overall future financial performance of our reporting units and future opportunities in the markets in which they operate. The Company also considers recent fair value calculations of its indefinite-lived intangible assets and reporting units as well as cost factors such as changes in raw materials, labor or other costs. If the step zero analysis indicates that it is more likely than not that the fair value of a reporting unit or indefinite-lived asset is less than its respective carrying value including goodwill, then the Company would perform an additional quantitative analysis. For goodwill, this involves a two-step process. The first step compares the fair value of the reporting unit, including its goodwill, to its carrying value. If the carrying value of the reporting unit exceeds its fair value, then the second step of the process is performed to determine the amount of impairment. The second step compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. An impairment charge is recognized for the amount the carrying value of the reporting unit's goodwill exceeds its implied fair value.

For indefinite-lived intangible assets, the quantitative analysis compares the carrying value of the asset to its fair value and an impairment charge is recognized for the amount its carrying value exceeds its fair value. Determining the fair value of reporting units, indefinite-lived intangible assets and implied fair value of a reporting unit's goodwill is reliant upon estimated future revenues, profitability and cash flows and consideration of market factors. Assumptions, judgments and estimates are complex, subjective and can be affected by a variety of factors, including external factors such as industry and economic trends, and internal factors such as changes in the Company's business strategy or its internal forecasts. Although the Company believes the assumptions, judgments and estimates it has made have been reasonable and appropriate, different assumptions, judgments and estimates could materially affect its results of operations.

Goodwill

Goodwill is allocated to the Company's reporting units based on the expected benefit from the synergies of the business combinations generating the underlying goodwill. As of April 2, 2016, the Company's goodwill balance of $2,135.7 million is allocated between its Mobile Products (MP) and Infrastructure and Defense Products (IDP) reporting units. For fiscal 2016, although there were no indicators of impairment, the Company opted to bypass the qualitative assessment and proceeded to perform fair value assessments of its reporting units (the first step of the quantitative impairment analysis) on the first day of the fourth quarter in fiscal 2016 as the fair value of the reporting units have changed (due to the Business Combination) since the last time the Company performed a quantitative analysis.

The Company has performed these quantitative assessments, consistent with its historical approach, using both the income and market approaches to estimate the fair value of its reporting units. The income approach involves discounting future estimated cash flows. The sum of the reporting unit cash flow projections was compared to the Company's market capitalization in a discounted cash flow framework to calculate an overall implied internal rate of return (or discount rate) for the Company. The Company's market capitalization was adjusted to a control basis assuming a reasonable control premium, which resulted in an implied discount rate. This implied discount rate serves as a baseline for estimating the specific discount rate for each reporting unit.

The discount rate used is the value-weighted average of the Company's estimated cost of equity and debt (“cost of capital”) derived using both known and estimated customary market metrics. The Company's weighted average cost of capital is adjusted for each reporting unit to reflect a risk factor, if necessary, for each reporting unit. The Company performs sensitivity tests with respect to growth rates and discount rates used in the income approach. The Company believes the income approach is appropriate because it provides a fair value estimate based upon the respective reporting unit’s expected long-term operations and cash flow performance.

The Company considered historical rates and current market conditions when determining the discount and growth rates used in its analysis. For fiscal 2016, the material assumptions used for the income approach were eight years of projected net cash flows and a long-term growth rate of 3% for both the MP and IDP reporting units. A discount rate of 15% and 16% was used for the MP and IDP reporting units, respectively.

In applying the market approach, valuation multiples are derived from historical and projected operating data of selected guideline companies, which are evaluated and adjusted, if necessary, based on the strengths and weaknesses of the reporting unit relative to the selected guideline companies. The valuation multiples are then applied to the appropriate historical and/or projected operating data of the reporting unit to arrive at an indication of fair value. The Company believes the market approach is appropriate because it provides a fair value using multiples from companies with operations and economic characteristics similar to its reporting units. The Company weighted the results of the income approach and the results of the market approach at 50% each and for the MP and IDP reporting units, concluded that the fair value of the reporting units was determined to be substantially in excess of the carrying value, and as such, no further analysis was warranted.

Under the income approach described above, the following indicates the sensitivity of key assumptions utilized in the assessment. A one percentage point decrease in the discount rate would have increased the fair value of the MP and IDP reporting units by approximately $660.0 million and $140.0 million, respectively, while a one percentage point increase in the discount rate would have decreased the fair value of the MP and IDP reporting units by approximately $560.0 million and $110.0 million, respectively. A one percentage point decrease in the long-term growth rate would have decreased the fair value of the MP and IDP reporting units by approximately $290.0 million and $50.0 million, respectively, while a one percentage point increase in the long-term growth rate would have increased the fair value of the MP and IDP reporting units by approximately $340.0 million and $70.0 million, respectively.

In fiscal years 2015 and 2014, the Company completed its annual qualitative impairment assessments of goodwill which included but were not limited to the evaluation of macroeconomic conditions as related to its business; industry and market trends; and the overall future financial performance of its reporting units and future opportunities in the markets in which they operate. For both fiscal years 2015 and 2014, based on these assessments, the Company concluded that goodwill was not impaired.

The Company intends to resume performing qualitative assessments in future fiscal years.

Intangible Assets with Indefinite Lives

In fiscal 2015, as a result of the Business Combination, the Company recorded IPRD of $470.0 million. IPRD was recorded at fair value as of the date of acquisition as an indefinite-lived intangible asset until the completion or abandonment of the associated R&D efforts or impairment. The fair value of the acquired IPRD was determined based on an income approach using the "excess earnings method," which estimated the value of the intangible assets by discounting the future projected earnings of the asset to present value as of the valuation date. Upon completion of development, acquired IPRD assets are transferred to finite-lived intangible assets and amortized over their useful lives. During fiscal 2016, the Company completed and transferred into developed technology approximately $203.0 million of IPRD. The Company performed a qualitative assessment of the remaining IPRD during fiscal 2016 and concluded that IPRD was not impaired.

See Note 6 for additional information regarding an impairment of assets recorded in the fourth quarter of fiscal 2014.

Intangible Assets with Definite Lives

Intangible assets are recorded when such assets are acquired by purchase or license. Finite-lived intangible assets consist primarily of technology licenses, customer relationships, developed technology, a wafer supply agreement, trade names and backlog resulting from business combinations and are subject to amortization.

Technology licenses are recorded at cost and are amortized on a straight-line basis over the lesser of the estimated useful life of the technology or the term of the license agreement, ranging from approximately five to eight years.

The fair value of customer relationships acquired during fiscal years 2013 and 2015 was determined based on an income approach using the “with and without method," in which the value of the asset is determined by the difference in discounted cash flows of the profitability of the Company "with" the asset and the profitability of the Company "without" the asset. Customer relationships are amortized on a straight-line basis over the estimated useful life, ranging from three to ten years.

The fair value of developed technology acquired during fiscal years 2013 and 2015 was determined based on an income approach using the "excess earnings method," which estimated the value of the intangible assets by discounting the future projected earnings of the asset to present value as of the valuation date. Developed technology is amortized on a straight-line basis over the estimated useful life, ranging from four to six years.

The fair value of the wafer supply agreement was determined using the incremental income method, which is a discounted cash flow method within the income approach. Under this method, the fair value was estimated by discounting to present value the additional savings from expense reductions in operations at a discount rate to reflect the risk inherent in the wafer supply agreement as well as any tax benefits. The wafer supply agreement was amortized on a units of use activity method over its useful life of approximately four years and was fully amortized as of April 2, 2016.

The fair value of trade names acquired in fiscal 2015 was determined based on an income approach using the "relief from royalty method," in which the value of the asset is determined by discounting the future projected cash flows generated from the trade name's estimated royalties. Trade names are amortized on a straight-line basis over the estimated useful life of three years.

The fair value of backlog acquired in fiscal 2015 was determined based on an income approach using the "excess earnings method" and was fully amortized as of April 2, 2016.

The Company regularly reviews identified intangible assets to determine if facts and circumstances indicate that the useful life is shorter than it originally estimated or that the carrying amount of the assets may not be recoverable. If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets and occur in the period in which the impairment determination was made.

Revenue Recognition

The Company's net revenue is generated principally from sales of semiconductor products. The Company recognizes revenue from product sales when the fundamental criteria are met, such as the time at which the title and risk and rewards of product ownership are transferred to the customer, price and terms are fixed or determinable, no significant vendor obligation exists and collection of the resulting receivable is reasonably assured.

Sales of products are generally made through either the Company's sales force, manufacturers' representatives or through a distribution network. Revenue from the majority of the Company’s products is recognized upon shipment of the product to the customer from a Company-owned or third-party location. Some revenue is recognized upon receipt of the shipment by the customer. The Company has limited rebate programs offering price protection to certain distributors. These rebates represent less than 3% of net revenue and can be reasonably estimated based on specific criteria included in the rebate agreements and other known factors at the time. The Company reduces revenue and records reserves for product returns and allowances for price protection and stock rotation based on historical experience or specific identification depending on the contractual terms of the arrangement.

The Company also recognizes a portion of its net revenue through other agreements such as non-recurring engineering fees, contracts for R&D work, royalty income, intellectual property (IP) revenue, and service revenue. These agreements are collectively less than 1% of consolidated revenue on an annual basis. Revenue from these agreements is recognized when the service is completed or upon certain milestones, as provided for in the agreements.

Revenue from certain contracts is recognized on the percentage of completion method based on the costs incurred to date and the total contract amount, plus the contractual fee. If these contracts experience cost overruns, the percentage of completion method is used to determine revenue recognition. Revenue from fixed price contracts is recognized when the required deliverable is satisfied.

Royalty income is recognized based on a percentage of sales of the relevant product reported by licensees during the period.

The Company additionally licenses or sells its rights to use portions of its IP portfolio, which includes certain patent rights useful in the manufacture and sales of certain products. IP revenue recognition is dependent on the terms of each agreement. The Company will recognize IP revenue (i) upon delivery of the IP and (ii) if the Company has no substantive future obligation to perform under the arrangement. The Company will defer recognition of IP revenue where future performance obligations are required to earn the revenue or the revenue is not guaranteed. Revenue from services is recognized during the period that the service is performed.

Accounts receivable are recorded for all revenue items listed above and do not bear interest. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record an allowance against amounts due, and thereby reduce the receivable to the amount the Company reasonably believes will be collected. For all other customers, the Company recognizes allowances for doubtful accounts based on the length of time the receivables are past due, industry and geographic concentrations, the current business environment and the Company’s historical experience.

The Company's terms and conditions do not give its customers a right of return associated with the original sale of its products. However, the Company will authorize sales returns under certain circumstances, which include perceived quality problems, courtesy returns and like-kind exchanges. The Company evaluates its estimate of returns by analyzing all types of returns and the timing of such returns in relation to the original sale. Reserves are adjusted to reflect changes in the estimated returns versus the original sale of product.

Shipping and Handling Cost

The Company recognizes amounts billed to a customer in a sale transaction related to shipping and handling as revenue. The costs incurred by the Company for shipping and handling are classified as cost of goods sold in the Consolidated Statements of Operations.

Research and Development

The Company charges all R&D costs to expense as incurred.

Advertising Costs

The Company expenses advertising costs as incurred. The Company recognized advertising expense of $0.2 million, $0.5 million, and $0.1 million for fiscal years 2016, 2015 and 2014, respectively.

Precious Metals Reclaim

The Company uses historical experience to estimate the amount of reclaim on precious metals used in manufacturing at the end of each period and state the reclaim value at the lower of average cost or market. The estimated value to be received from precious metal reclaim is included in "Other current assets" and reclaims submitted for payment are included in "Other receivables" on the Consolidated Balance Sheets.

Income Taxes

The Company accounts for income taxes under the liability method, which requires recognition of deferred tax assets and liabilities for the temporary differences between the financial reporting and tax basis of assets and liabilities and for tax carryforwards. Deferred tax assets and liabilities are measured using the enacted statutory tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is provided against deferred tax assets to the extent the Company determines it is more likely than not (a likelihood of more than 50 percent) that some portion or all of its deferred tax assets will not be realized.

A minimum recognition threshold is required to be met before the Company recognizes the benefit of an income tax position in its financial statements. The Company’s policy is to recognize accrued interest and penalties, if incurred, on any unrecognized tax benefits as a component of income tax expense.

It is the Company’s policy to invest the earnings of foreign subsidiaries indefinitely outside the U.S. Accordingly, the Company does not record a deferred tax liability for U.S. income taxes on unremitted foreign earnings.

Stock-Based Compensation

Under FASB ASC 718, “Compensation – Stock Compensation," stock-based compensation cost is measured at the grant date based on the estimated fair value of the award using an option pricing model for stock options (Black-Scholes) and market price for restricted stock units, and is recognized as expense over the employee's requisite service period.

As of April 2, 2016, total remaining unearned compensation cost related to nonvested restricted stock units and options was $78.9 million, which will be amortized over the weighted-average remaining service period of approximately 1.2 years.

Foreign Currency Translation

The financial statements of foreign subsidiaries have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters.”  The functional currency for most of the Company’s international operations is the U.S. dollar.  The functional currency for the remainder of the Company’s foreign subsidiaries is the local currency. Assets and liabilities denominated in foreign currencies are translated using the exchange rates on the balance sheet dates.  Revenues and expenses are translated using the average exchange rates throughout the year. Translation adjustments are shown separately as a component of “Accumulated other comprehensive loss” within “Stockholders’ equity” in the Consolidated Balance Sheets.  Foreign currency transaction gains or losses (transactions denominated in a currency other than the functional currency) are reported in “Other income (expense)” in the Consolidated Statements of Operations.

Recent Accounting Pronouncements

Accounting Pronouncements Not Yet Effective

In March 2016, the FASB issued Accounting Standards Update ("ASU") 2016-09, "Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting." The new guidance will simplify certain aspects of accounting for share-based payment transactions, including income tax consequences, forfeitures, classification of awards on the balance sheet and presentation on the statement of cash flows. The new standard will become effective for the Company beginning in the first quarter of fiscal 2018. The Company is currently evaluating the effects this new guidance will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)." The new standard will revise the current guidance for lessees, lessors and sale-leaseback transactions. Under the new guidance, substantially all lessees will recognize a right-of-use asset and a lease liability for all of their leases with terms greater than 12 months even if the lease is an operating lease. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flow arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. The new guidance becomes effective for the Company in the first quarter of fiscal 2020. The Company is currently evaluating the effects this new guidance will have on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." This new standard will affect the accounting for equity investments, financial liabilities measured under the fair value option and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the assessment of valuation allowances when recognizing deferred tax assets related to unrealized losses on available-for-sale debt securities. The new standard is effective for the Company beginning in the first quarter of fiscal 2019. The Company is currently evaluating the effects this new standard will have on its consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805): Simplifying the
Accounting for Measurement-Period Adjustments." This standard requires an acquirer in a business combination to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effect on earnings of changes in depreciation, amortization or other income effects, as a result of the change in provisional amounts, are to be included in the same period’s financial statements, calculated as if the accounting had been completed at the acquisition date. The amendments in this update are effective for us beginning in the first quarter of fiscal 2017 and will be applied prospectively to adjustments to provisional amounts that occur after the effective date of this ASU.

In July 2015, the FASB issued ASU 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory." Entities that measure their inventory other than the last-in, last-out and retail inventory methods will measure their inventory at the lower of cost or net realized value. Net realized value is the estimated selling price in the ordinary course of business less reasonably predictable costs to completion, transportation, or disposal. Currently, inventory is required to be measured at the lower of cost or market where market could be the replacement cost, net realizable value, or net realizable value less an approximated normal profit margin. The Company will adopt the provisions of this standard in the first quarter of fiscal 2018, and is currently evaluating the impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, "Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement" which provides additional guidance to customers about whether a cloud computing arrangement includes a software license. Under this guidance, if a cloud computing arrangement contains a software license, customers should account for the license element of the arrangement in a manner consistent with the acquisition of other software licenses. If the arrangement does not contain a software license, customers should account for the arrangement as a service contract. The Company will adopt the provisions of this standard in the first quarter of fiscal 2017, and does not believe it will have a significant impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)" that amends existing guidance on revenue recognition. The new guidance is based on principles that an entity will recognize revenue to depict the transfer of goods and services to customers at an amount the entity expects to be entitled to in exchange for those goods and services. The guidance requires additional disclosures regarding the nature, amount, timing, and uncertainty of cash flows and both qualitative and quantitative information about contracts with customers and applied significant judgments. The FASB has issued several amendments to the new guidance. In August 2015, they delayed the effective date for adoption by one year. In March 2016, additional guidance was issued that clarifies the principal versus agent considerations within the new revenue standard. In April 2016, additional guidance was issued that clarifies the identification of distinct performance obligations in a contract as well as clarifies the accounting for licenses of intellectual property. In May 2016, additional guidance was issued related to transition, collectibility, non-cash consideration and the presentation of sales and other similar taxes. The new amended guidance will become effective for the Company in the first quarter of fiscal 2019, using one of two retrospective methods of adoption. The Company has not determined which method it will adopt and is evaluating the effects the new guidance will have on its consolidated financial statements.

Accounting Pronouncements Recently Adopted

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes," which required entities to present deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as non-current in a classified balance sheet. This ASU simplified the current guidance, which required entities to separately present DTAs and DTLs as current and non-current in a classified balance sheet. The Company adopted ASU 2015-17 in the third quarter of fiscal 2016, as it believed the adoption of this standard reduced the complexity of its consolidated financial statements as well as enhanced the usefulness of the related financial information. Prior periods presented in the Consolidated Balance Sheet were not retrospectively adjusted.

In April 2015, the FASB issued ASU 2015-03, "Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs." ASU 2015-03 required debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the related debt liability's carrying value, which is consistent with the presentation of debt discounts. The Company elected to early adopt this guidance in fiscal 2016, and as a result, debt issuance costs are presented as a direct deduction of Long-term debt on the Consolidated Balance Sheet.